UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5011

Name of Fund: CMA Massachusetts Municipal Money Fund
              CMA Multi-State Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, CMA
      Massachusetts Municipal Money Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 04/01/02 - 3/31/03

Item 1 - Attach shareholder report

[LOGO] Merrill Lynch Investment Managers

Annual Report
March 31, 2003

CMA Massachusetts
Municipal Money Fund

www.mlim.ml.com

TO OUR SHAREHOLDERS:
--------------------------------------------------------------------------------

For the year ended March 31, 2003, CMA Massachusetts Municipal Money Fund paid shareholders a net annualized yield of .79%.* As of March 31, 2003, the Fund's 7-day yield was .57%.

Economic Environment

During the six-month period ended March 31, 2003, the economic downturn experienced in the commonwealth of Massachusetts has not shown significant signs of abating. Job growth was virtually non-existent across all major industries, as continuous unemployment claims remained high. Weak economic conditions have impacted consumer confidence, as the Consumer Price Index fell to its lowest level in 6.5 years. In addition, a cold and active winter, combined with the overhang of an impending Middle East conflict, contributed to a rise in energy costs that inflated business costs, while impacting consumer habits. However, Massachusetts' exports, led by strength in technology, were on the rise, which helped offset a portion of economic weakness. The combination of a federal fiscal stimulus package, as well as the anticipated increase in defense spending, should help Massachusetts' economy in the coming months.

This prolonged decline in economic activity has affected the commonwealth's revenue stream. However, despite the lack of revenue growth, Massachusetts managed to avoid the need to borrow additional funds in the short-term municipal market to finance daily operations. In addition, the commonwealth's various municipalities are experiencing the effects of a sluggish economic environment as municipal issuance increased to $1.4 billion for the period.

Investment Strategy

During the six months ended March 31, 2003, we continued to employ a neutral investment strategy. The period began with a volatile short-term municipal yield curve as interest rates on variable rate demand note (VRDN) securities outperformed those on longer-dated municipal notes. With the Fund's net assets remaining relatively stable for the first half of the period, we limited our pursuit of longer-dated municipal notes and concentrated on the attractive yields offered by VRDN securities. Our focus in pursuing longer-dated municipal notes was to maintain our holdings percentage by replacing maturing securities, while selectively purchasing attractively priced municipal notes when opportunities presented themselves. This strategy proved successful. However, at the November 6, 2002 Federal Open Market Committee meeting, the Federal Reserve Board lowered the Federal Funds rate 50 basis points (.50%). This reduction in short-term interest rates forced investors to scramble to purchase a limited supply of longer-dated municipal notes, as they rallied almost 40 basis points to the 1.20% level by early December 2002 and again to the 1.10% level by March 31, 2003. Yields on VRDN securities followed suit, but at a slower pace.

At the beginning of January 2003, the Fund experienced its seasonal increase in subscriptions. With municipal note yield levels at historical lows and the short-term municipal yield curve extremely flat, we concentrated on meeting new subscriptions by purchasing VRDN securities. This investment strategy was utilized for the remainder of the period as a

* Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.

limited amount of attractive opportunities existed in longer-dated municipal note offerings. In addition, with the Middle East conflict unfolding and domestic economic activity neutralized by the hostilities, there continued to be a limited amount of investment opportunities in the short-term municipal market. We allowed the Fund's average life to decline from the 55-day range to the 40-day range by the end of the period. The Fund continued to perform well in a challenging market environment and despite historically low yield levels, the Fund offered an attractive tax-exempt yield compared to its taxable counterparts.

Going forward, we will continue to pursue a neutral investment strategy to the short-term municipal market. With yields on longer-dated municipal notes at historical lows, the incentive to pursue such issues has been limited. We are observing the Middle East conflict and its effects on the domestic economy as well as the Federal Reserve Board's reaction, as we pursue our investment strategy. With the coming tax season, we anticipate there will be attractive investment opportunities in the short-term municipal market. In addition, as the various municipalities begin their budget processes and address the impact that the weak economy is having on their revenue base, we will continue to monitor the credit quality of the Fund, while pursuing attractive yield opportunities where they exist.

In Conclusion

We thank you for your support of CMA Massachusetts Municipal Money Fund, and we look forward to serving your investment needs in the future.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Trustee


/s/ Kenneth A. Jacob

Kenneth A. Jacob
Senior Vice President


/s/ John M. Loffredo

John M. Loffredo
Senior Vice President


/s/ Kevin A. Schiatta

Kevin A. Schiatta
Portfolio Manager

April 16, 2003

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                      (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts--        $ 1,225    Boston, Massachusetts, Industrial Financing Authority, IDR (Acme
98.2%                             Bookbinding Co.), AMT, VRDN, 1.15% due 9/01/2006 (a) ...................................   $ 1,225
                         5,000    Boston, Massachusetts, Water and Sewer Commission Revenue Bonds, FLOATS,
                                  VRDN, Series SG-75, 1.12% due 11/01/2019 (a) ...........................................     5,000
                                  Clipper Tax-Exempt Trust, VRDN, COP (a):
                         5,507        Series 1998-8, 1.20% due 7/20/2007 .................................................     5,507
                         4,520        Series 2000-2, 1.60% due 1/01/2008 .................................................     4,535
                         5,630    Eagle Tax-Exempt Trust, Massachusetts, Water Revenue Bonds, VRDN, Series 2103,
                                  1.15% due 12/01/2015 (a) ...............................................................     5,630
                         2,268    Essex, Massachusetts, GO, BAN, 2.25% due 12/19/2003 ....................................     2,282
                         8,000    Fitchburg, Massachusetts, GO, RAN, 2.75% due 6/30/2003 .................................     8,022
                         4,000    Greater Attleboro-Taunton, Massachusetts, Regional Transit Authority, GO, RAN,
                                  2.75% due 8/08/2003 ....................................................................     4,016
                                  Haverhill, Massachusetts, BAN:
                         3,000        3% due 4/16/2003 ...................................................................     3,002
                         1,703        GO, 3% due 12/05/2003 ..............................................................     1,720
                         6,000    Hull, Massachusetts, GO, BAN, 3% due 7/15/2003 .........................................     6,019
                         2,500    Lynn, Massachusetts, GO, Refunding, BAN, 2.25% due 1/23/2004 ...........................     2,518
                         1,594    Mashpee, Massachusetts, GO, BAN, 2.50% due 9/16/2003 ...................................     1,601
                         3,000    Massachusetts Bay Transportation Authority, Revenue Refunding Bonds, FLOATS,
                                  VRDN, Series 431, 1.15% due 3/01/2028 (a) ..............................................     3,000
                         2,750    Massachusetts State Development Finance Agency, Assisted Living Facility
                                  Revenue Bonds (Whalers Cove Project), VRDN, Series A, 1.22% due 9/01/2034 (a) ..........     2,750
                                  Massachusetts State Development Finance Agency, IDR, VRDN, AMT (a):
                         3,500        (Cell Signaling Technology), 1.15% due 12/01/2010 ..................................     3,500
                         2,885        (Cleveland Motion Controls), 1.35% due 6/01/2021 ...................................     2,885
                         4,000        (Concord Foods Issue), 1.15% due 4/01/2021 .........................................     4,000
                         2,300        (Seafood Services Inc. Project), Series A, 1.15% due 12/01/2023 ....................     2,300
                         4,320        (V&S Taunton Galvanizing), 1.35% due 12/01/2023 ....................................     4,320
                         1,435        (Ward Hill Central Products Inc.), 1.35% due 8/01/2016 .............................     1,435
                                  Massachusetts State Development Finance Agency Revenue Bonds, VRDN (a):
                         9,235        (Bancroft School Issue), 1.20% due 9/01/2031 .......................................     9,235
                         8,000        (Draper Laboratory Issue), 1.10% due 6/01/2030 (b) .................................     8,000
                         6,000        (Meadowbrook School Issue), 1.15% due 8/01/2030 ....................................     6,000
                         5,000        (New Bedford Waste Services), AMT, 1.25% due 6/01/2021 .............................     5,000
                         2,000        (New Jewish High School Project), 1.15% due 6/01/2032 ..............................     2,000
                         3,300        (Saint Peter-Marian Issue), 1.15% due 10/01/2032 ...................................     3,300
                         3,100        (Ursuline Academy Dedham), 1.15% due 5/01/2032 .....................................     3,100
                         1,000        (Walnut Hill School District), 1.15% due 7/01/2032 .................................     1,000
                         7,500        (Worcester Academy Issue), 1.20% due 10/01/2030 ....................................     7,500
                         5,475        (Worcester YMCA Issue), 1.15% due 1/01/2031 ........................................     5,475
                         3,500        (Xinetics Issue), AMT, 1.15% due 6/01/2021 .........................................     3,500

Portfolio Abbreviations for CMA Massachusetts Municipal Money Fund

AMT      Alternative Minimum Tax (subject to)
BAN      Bond Anticipation Notes
COP      Certificates of Participation
FLOATS   Floating Rate Securities
GO       General Obligation Bonds
IDR      Industrial Development Revenue Bonds
PUTTERS  Puttable Tax-Exempt Receipts
RAN      Revenue Anticipation Notes
ROCS     Reset Option Certificates
VRDN     Variable Rate Demand Notes

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONTINUED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                  Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                     Massachusetts State Development Finance Agency, Revenue Refunding
(continued)                       Bonds, VRDN (a):
                       $ 7,055        (Clark University), 1.15% due 10/01/2030 (c) .......................................   $ 7,055
                         4,000        (Gordon College), 1.15% due 9/01/2032 ..............................................     4,000
                         4,000        (Marine Biological Lab), 1.20% due 2/01/2030 .......................................     4,000
                        10,000        (Phillips Academy), 1.10% due 9/01/2033 ............................................    10,000
                         3,500    Massachusetts State Development Finance Agency, Solid Waste Disposal
                                  Revenue Bonds (Newark Group Project), VRDN, AMT, Series A, 1.15% due 7/01/2031 (a) .....     3,500
                        12,000    Massachusetts State Development Finance Agency, Solid Waste Disposal
                                  Revenue Refunding Bonds (Newark Group Project), VRDN, AMT, Series A,
                                  1.15% due 7/01/2028 (a) ................................................................    12,000
                         3,255    Massachusetts State, FLOATS, VRDN, Series SG-126, 1.12% due 8/01/2018 (a) ..............     3,255
                                  Massachusetts State, GO (Central Artery), VRDN (a):
                         1,620        Series A, 1.15% due 12/01/2030 .....................................................     1,620
                        15,700        Series B, 1.15% due 12/01/2030 .....................................................    15,700
                                  Massachusetts State, GO, VRDN, Refunding (a):
                         1,459        FLOATS, Series 716D, 1.15% due 8/01/2018 (b) .......................................     1,459
                         6,895        PUTTERS, Series 338, 1.20% due 11/01/2017 (b) ......................................     6,895
                         6,555        PUTTERS, Series 340, 1.20% due 1/01/2017 (b) .......................................     6,555
                         8,995        ROCS, Series II-R-180, 1.15% due 11/01/2015 (d) ....................................     8,995
                         5,000        Series A, 1.15% due 9/01/2016 ......................................................     5,000
                         2,790    Massachusetts State, GO, VRDN, Series O, 1.18% due 11/01/2014 (a) ......................     2,790
                                  Massachusetts State Health and Educational Facilities Authority Revenue
                                  Bonds, VRDN (a):
                         4,865        (Becker College), Series A-1, 1.15% due 7/01/2028 ..................................     4,865
                         9,200        (Capital Asset Program), Series E, 1.15% due 1/01/2035 .............................     9,200
                         9,325        (Sherrill House Inc.), Series A-1, 1.10% due 1/01/2032 .............................     9,325
                         7,860    Massachusetts State Health and Educational Facilities Authority, Revenue
                                  Refunding Bonds (The Boston Home Inc.), VRDN, Series A, 1.15% due 6/01/2032 (a) ........     7,860
                         2,135    Massachusetts State Industrial Finance Agency, IDR (Hi-Tech Mold & Tool), VRDN,
                                  1.20% due 6/01/2018 (a) ................................................................     2,135
                                  Massachusetts State Industrial Finance Agency, Industrial Revenue
                                  Bonds, VRDN, AMT (a):
                         2,490        (AFC Cable Systems Inc. Issue), 1.15% due 7/01/2016 ................................     2,490
                         1,800        (BBB Esquire LLC), 1.15% due 12/01/2016 ............................................     1,800
                         3,400        (Bodwell Project), 1.15% due 7/01/2017 .............................................     3,400
                         4,100        (Constitution Project), 1.15% due 6/01/2018 ........................................     4,100
                         1,735        (Garlock Printing Corp.), 1.15% due 12/01/2017 .....................................     1,735
                         2,940        (Gem Group Inc. Issue), 1.15% due 7/01/2016 ........................................     2,940
                         2,300        (Hazen Paper Company), 1.15% due 3/01/2008 .........................................     2,300
                         2,190        (Insco Corporation Issue), 1.15% due 9/01/2008 .....................................     2,190
                         2,125        (Lavigne), 1.15% due 8/01/2008 .....................................................     2,125
                         2,100        (Mercer Paper Tube Corp.), 1.30% due 11/01/2011 ....................................     2,100
                         2,100        (OCT Co. Inc. Project), 1.15% due 12/01/2017 .......................................     2,100
                         1,900        (Tamasi Family Issue), 1.20% due 5/01/2013 .........................................     1,900
                           568        (Techprint/Techgraphics), 1.30% due 6/01/2017 ......................................       568
                         2,475        (Telcom USA Inc. Issue), 1.15% due 8/01/2016 .......................................     2,475
                         2,000        (Valkyrie Co. Inc.), 1.15% due 5/01/2013 ...........................................     2,000
                         1,035        (WBC Extrusion Products Issue), 1.15% due 4/01/2006 ................................     1,035
                         2,240    Massachusetts State Industrial Finance Agency, Industrial Revenue Refunding
                                  Bonds (New England Biolabs), VRDN, AMT, 1.15% due 3/01/2016 (a) ........................     2,240
                                  Massachusetts State Industrial Finance Agency Revenue Bonds, VRDN (a):
                         1,555        (Heritage at Dartmouth), AMT, 1.15% due 12/01/2028 .................................     1,555
                         1,458        (Lower Mills Association II L.P.), 1.15% due 12/01/2020 ............................     1,458
                         1,150        (Whitehead Institute Biomed Research), 1.05% due 7/01/2026 .........................     1,150

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

                         Face
State                   Amount                                          Issue                                                 Value
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts                     Massachusetts State Industrial Finance Agency, Revenue Refunding Bonds,
(concluded)                       VRDN (a):
                       $   565        (Easy Day Realty Trust Project), Series A, 1.10% due 7/01/2006 .....................   $   565
                         5,000        (Lightolier Inc. Project), 1.15% due 7/29/2010 .....................................     5,000
                         2,680        (Mount Ida College Issue), 1.15% due 12/01/2027 ....................................     2,680
                                  Massachusetts State Industrial Finance Agency, Solid Waste Disposal Revenue
                                  Bonds (E.L. Harvey & Sons Inc.), VRDN, AMT (a):
                         1,680        1.15% due 1/01/2011 ................................................................     1,680
                         2,265        1.15% due 6/01/2013 ................................................................     2,265
                         9,000    Massachusetts State Turnpike Authority, Metropolitan Highway System Revenue
                                  Bonds, FLOATS, VRDN, Series SG-124, 1.12% due 1/01/2029 (a) ............................     9,000
                         9,600    Massachusetts State Turnpike Authority, Metropolitan Highway System, Revenue
                                  Refunding Bonds, FLOATS, VRDN, Series 334, 1.15% due 1/01/2037 (a)(b) ..................     9,600
                         4,200    Massachusetts State Water Resource Authority Revenue Bonds, VRDN, Series A,
                                  1.05% due 8/01/2028 (a)(c) .............................................................     4,200
                                  Massachusetts State Water Resource Authority, Revenue Refunding Bonds, VRDN (a):
                         4,455        FLOATS, Series 742D, 1.20% due 8/01/2019 (e) .......................................     4,455
                           300        Sub-Series C, 1.15% due 8/01/2020 ..................................................       300
                         1,100        Sub-Series D, 1.10% due 8/01/2017 ..................................................     1,100
                           340    Municipal Security Trust Certificates, Massachusetts State Port Authority,
                                  Special Facility Revenue Bonds, VRDN, AMT, Series 2001-155, Class A,
                                  1.22% due 4/28/2016 (a)(c) .............................................................       340
                         7,000    Nashoba, Massachusetts, Regional School District, GO, BAN, 3% due 12/04/2003 ...........     7,054
                         4,900    Nashoba Valley, Massachusetts, Technical High School District, GO, BAN,
                                  1.50% due 8/15/2003 ....................................................................     4,907
                                  Norwell, Massachusetts, GO, BAN:
                         4,000        2% due 7/15/2003 ...................................................................     4,010
                         7,500        2.25% due 2/20/2004 ................................................................     7,569
                        10,000    Old Rochester, Massachusetts, Regional School District, GO, BAN, 2.80% due 5/02/2003 ...    10,006
                                  Pembroke, Massachusetts, GO, BAN:
                         4,000        1.75% due 8/07/2003 ................................................................     4,009
                        10,000        2.75% due 8/07/2003 ................................................................    10,039
                         8,008    Plympton, Massachusetts, BAN, 2.75% due 7/10/2003 ......................................     8,025
                         2,500    Southborough, Massachusetts, GO, BAN, 3% due 5/08/2003 .................................     2,503
                         4,250    Spencer East Brookfield, Massachusetts, Regional School District, GO, BAN,
                                  3% due 4/17/2003 .......................................................................     4,251
                         8,000    Springfield, Massachusetts, GO, BAN, 3% due 4/14/2003 ..................................     8,006
                         3,300    Worcester, Massachusetts, BAN, Series A, 2.50% due 8/29/2003 ...........................     3,312
                         1,750    Wrentham, Massachusetts, GO, BAN, 1.75% due 6/03/2003 ..................................     1,751
------------------------------------------------------------------------------------------------------------------------------------
Puerto Rico--            5,912    Puerto Rico Public Buildings Authority Revenue Refunding Bonds, FLOATS, VRDN,
1.4%                              Series 747D, 1.15% due 7/01/2017 (a) ...................................................     5,912
------------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost--$419,786*)--99.6% .............................................   419,786

                                  Other Assets Less Liabilities--0.4% ....................................................     1,832
                                                                                                                            --------
                                  Net Assets--100.0% .....................................................................  $421,618
                                                                                                                            ========
====================================================================================================================================

(a) The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2003.
(b)   MBIA Insured.
(c)   AMBAC Insured.
(d)   FGIC Insured.
(e)   FSA Insured.
*     Cost for Federal income tax purposes.

      See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
--------------------------------------------------------------------------------

Assets:
Investments, at value (identified cost--$419,786,189) .........................................                         $419,786,189
Cash ..........................................................................................                              165,078
Interest receivable ...........................................................................                            1,824,995
Prepaid registration fees and other assets ....................................................                              134,510
                                                                                                                        ------------
Total assets ..................................................................................                          421,910,772
                                                                                                                        ------------
Liabilities:
Payables:
  Investment adviser ..........................................................................        $ 178,791
  Distributor .................................................................................           76,494             255,285
                                                                                                       ---------
Accrued expenses and other liabilities ........................................................                               37,220
                                                                                                                        ------------
Total liabilities .............................................................................                              292,505
                                                                                                                        ------------
Net Assets ....................................................................................                         $421,618,267
                                                                                                                        ============
Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares authorized ..........                         $ 42,159,871
Paid-in capital in excess of par ..............................................................                          379,438,743
Undistributed realized capital gains--net .....................................................                               19,653
                                                                                                                        ------------
Net Assets--Equivalent to $1.00 per share based on 421,598,712 shares of beneficial
interest outstanding ..........................................................................                         $421,618,267
                                                                                                                        ============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and amortization of premium and discount earned .......................                                        $ 6,315,288

Expenses:
Investment advisory fees .......................................................                   $ 2,136,115
Distribution fees ..............................................................                       531,847
Accounting services ............................................................                        94,892
Professional fees ..............................................................                        68,531
Transfer agent fees ............................................................                        53,990
Registration fees ..............................................................                        21,691
Printing and shareholder reports ...............................................                        19,757
Custodian fees .................................................................                        12,790
Pricing fees ...................................................................                        10,890
Trustees' fees and expenses ....................................................                         4,166
Other ..........................................................................                        13,626
                                                                                                   -----------
Total expenses .................................................................                                          2,968,295
                                                                                                                        -----------
Investment income--net .........................................................                                          3,346,993
Realized Gain on Investments--Net ..............................................                                             20,803
                                                                                                                        -----------
Net Increase in Net Assets Resulting from Operations ...........................                                        $ 3,367,796
                                                                                                                        ===========

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                   For the Year Ended March 31,
                                                                                            ---------------------------------------
Increase (Decrease) in Net Assets:                                                                2003                   2002
-----------------------------------------------------------------------------------------------------------------------------------
Operations:
Investment income--net .............................................................        $     3,346,993         $     8,216,050
Realized gain (loss) on investments--net ...........................................                 20,803                  (1,150)
                                                                                            ---------------         ---------------
Net increase in net assets resulting from operations ...............................              3,367,796               8,214,900
                                                                                            ---------------         ---------------
Dividends to Shareholders:
Investment income--net .............................................................             (3,347,797)             (8,216,050)
                                                                                            ---------------         ---------------
Beneficial Interest Transactions:
Net proceeds from sale of shares ...................................................          1,390,362,656           1,663,566,207
Value of shares issued to shareholders in reinvestment of dividends ................              3,347,691               8,216,157
                                                                                            ---------------         ---------------
                                                                                              1,393,710,347           1,671,782,364
Cost of shares redeemed ............................................................         (1,423,400,124)         (1,746,055,948)
                                                                                            ---------------         ---------------
Net decrease in net assets derived from beneficial interest transactions ...........            (29,689,777)            (74,273,584)
                                                                                            ---------------         ---------------
Net Assets:
Total decrease in net assets .......................................................            (29,669,778)            (74,274,734)
Beginning of year ..................................................................            451,288,045             525,562,779
                                                                                            ---------------         ---------------
End of year* .......................................................................        $   421,618,267         $   451,288,045
                                                                                            ---------------         ---------------
Undistributed investment income--net ...............................................                     --         $           804
                                                                                            ===============         ===============

See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The following per share data and ratios have been derived
from information provided in the financial statements.                              For the Year Ended March 31,
                                                              ---------------------------------------------------------------------
Increase (Decrease) in Net Asset Value:                          2003           2002           2001           2000           1999
-----------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance:
Net asset value, beginning of year ........................   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                              ---------      ---------      ---------      ---------      ---------
Investment income--net ....................................         .01            .02            .03            .03            .03
Realized gain (loss) on investments--net ..................          --+            --+            --+            --+            --
                                                              ---------      ---------      ---------      ---------      ---------
Total from investment operations ..........................         .01            .02            .03            .03            .03
                                                              ---------      ---------      ---------      ---------      ---------
Less dividends and distributions:
  Investment income--net ..................................        (.01)          (.02)          (.03)          (.03)          (.03)
  Realized gain on investments--net .......................          --             --             --             --+            --
                                                              ---------      ---------      ---------      ---------      ---------
Total dividends and distributions .........................        (.01)          (.02)          (.03)          (.03)          (.03)
                                                              ---------      ---------      ---------      ---------      ---------
Net asset value, end of year ..............................   $    1.00      $    1.00      $    1.00      $    1.00      $    1.00
                                                              =========      =========      =========      =========      =========
Total Investment Return ...................................         .79%          1.70%          3.34%          2.80%          2.77%
                                                              =========      =========      =========      =========      =========
Ratios to Average Net Assets:
Expenses ..................................................         .69%           .70%           .70%           .70%           .72%
                                                              =========      =========      =========      =========      =========
Investment income--net ....................................         .78%          1.74%          3.28%          2.76%          2.72%
                                                              =========      =========      =========      =========      =========
Supplemental Data:
Net assets, end of year (in thousands) ....................   $ 421,618      $ 451,288      $ 525,563      $ 409,700      $ 331,437
                                                              =========      =========      =========      ===========    =========

+     Amount is less than $.01 per share.

      See Notes to Financial Statements.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

CMA Massachusetts Municipal Money Fund (the "Fund") is part of CMA Multi State Municipal Series Trust (the "Trust"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments -- Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the demand notice payment period. In the case of a floating rate instrument, the remaining maturity is the next coupon date on which the interest rate is to be adjusted.

(b) Income taxes -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees -- Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders -- The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

(f) Expenses -- Certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis based upon the respective aggregate net asset value of each Fund included in the Trust.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets, at the following annual rates: .50% of the first $500 million of average daily net assets; .425% of average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of average daily net assets in excess of $1 billion.

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial advisors and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the year ended March 31, 2003, the Fund reimbursed FAM $8,781 for certain accounting services.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:

The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Distributions to Shareholders:

The tax character of distributions paid during the fiscal years ended March 31, 2003 and March 31, 2002 was as follows:

--------------------------------------------------------------------------------
                                                   3/31/2003           3/31/2002
--------------------------------------------------------------------------------
Distributions paid from:
  Tax-exempt
    income .............................          $3,347,797          $8,216,050
                                                  ----------          ----------
Total distributions ....................          $3,347,797          $8,216,050
                                                  ==========          ==========
--------------------------------------------------------------------------------

As of March 31, 2003, there were no significant differences between the book and tax components of net assets.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees of CMA Massachusetts Municipal Money
Fund of CMA Multi-State Municipal
Series Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CMA Massachusetts Municipal Money Fund as of March 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of CMA Massachusetts Municipal Money Fund as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 8, 2003

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
IMPORTANT TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

All of the net investment income distributions paid by CMA Massachusetts Municipal Money Fund of CMA Multi-State Municipal Series Trust during the taxable year ended March 31, 2003 qualify as tax-exempt interest dividends for Federal income tax purposes.

Please retain this information for your records.

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios        Other
                                                                                                           in Fund       Director-
                             Position(s)  Length                                                           Complex         ships
                                Held      of Time                                                        Overseen by      Held by
Name, Address & Age           with Fund   Served    Principal Occupation(s) During Past 5 Years            Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
====================================================================================================================================
Terry K. Glenn*               President   1999 to   President and Chairman of Merrill Lynch               118 Funds        None
P.O. Box 9011                 and         present   Investment Managers, L.P. ("MLIM")/Fund            162 Portfolios
Princeton, NJ 08543-9011      Trustee     and       Asset Management, L.P. ("FAM")--Advised
Age: 62                                   1997 to   Funds since 1999; Chairman (Americas Region)
                                          present   of MLIM from 2000 to 2002; Executive Vice
                                                    President of MLIM and FAM (which terms as
                                                    used herein include their corporate predecessors)
                                                    from 1983 to 2002; President of FAM Distributors,
                                                    Inc. ("FAMD") from 1986 to 2002 and Director
                                                    thereof from 1991 to 2002; Executive Vice
                                                    President and Director of Princeton Services,
                                                    Inc. ("Princeton Services") from 1993 to 2002;
                                                    President of Princeton Administrators, L.P. from
                                                    1988 to 2002; Director of Financial Data Services,
                                                    Inc. from 1985 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
      As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios        Other
                                                                                                           in Fund       Director-
                             Position(s)  Length                                                           Complex         ships
                                Held      of Time                                                        Overseen by      Held by
Name, Address & Age           with Fund   Served*   Principal Occupation(s) During Past 5 Years            Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
====================================================================================================================================
Ronald W. Forbes              Trustee     1988 to   Professor Emeritus of Finance, School of Business,    45 Funds     None
P.O. Box 9095                             present   State University of New York at Albany since 2000   51 Portfolios
Princeton, NJ 08543-9095                            and Professor thereof from 1989 to 2000;
Age: 62                                             International Consultant, Urban Institute
                                                    from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery         Trustee     1994 to   Professor, Harvard Business School since 1989;        45 Funds     Unum
P.O. Box 9095                             present   Director, Unum Provident Corporation since 1990;    51 Portfolios  Provident
Princeton, NJ 08543-9095                            Director, Newell Rubbermaid, Inc. since 1995.                      Corporation;
Age: 50                                                                                                                Newell
                                                                                                                       Rubbermaid,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Reilly             Trustee     1990 to   Self-employed financial consultant since 1990.        45 Funds     None
P.O. Box 9095                             present                                                       51 Portfolios
Princeton, NJ 08543-9095
Age: 71
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Ryan                 Trustee     1992 to   Founder and Director Emeritus of The Boston           45 Funds     None
P.O. Box 9095                             present   University Center for the Advancement of Ethics     51 Portfolios
Princeton, NJ 08543-9095                            and Character; Professor of Education at Boston
Age: 70                                             University from 1982 to 1999 and Professor
                                                    Emeritus since 1999.
------------------------------------------------------------------------------------------------------------------------------------

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                          Number of
                                                                                                         Portfolios        Other
                                                                                                           in Fund       Director-
                             Position(s)  Length                                                           Complex         ships
                                Held      of Time                                                        Overseen by      Held by
Name, Address & Age           with Fund   Served*   Principal Occupation(s) During Past 5 Years            Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees (concluded)
====================================================================================================================================
Roscoe S. Suddarth            Trustee     2000 to   President, Middle East Institute from 1995 to 2001;   45 Funds     None
P.O. Box 9095                             present   Foreign Service Officer, United States Foreign      51 Portfolios
Princeton, NJ 08543-9095                            Service from 1961 to 1995; Career Minister from
Age: 67                                             1989 to 1995; Deputy Inspector General, U.S.
                                                    Department of State from 1991 to 1994; U.S.
                                                    Ambassador to the Hashemite Kingdom of Jordan
                                                    from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West               Trustee     1988 to   Dean Emeritus of New York University, Leonard N.      45 Funds     Bowne & Co.,
P.O. Box 9095                             present   Stern School of Business Administration             51 Portfolios  Inc.; Vornado
Princeton, NJ 08543-9095                            since 1994.                                                        Operating
Age: 65                                                                                                                Company;
                                                                                                                       Vornado
                                                                                                                       Realty
                                                                                                                       Trust;
                                                                                                                       Alexander's,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Zinbarg             Trustee     2000 to   Self-employed financial consultant since 1994.        45 Funds     None
P.O. Box 9095                             present                                                       51 Portfolios
Princeton, NJ 08543-9095
Age: 68
------------------------------------------------------------------------------------------------------------------------------------
*     The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

                             Position(s)  Length
                                Held      of Time
Name, Address & Age           with Fund   Served*   Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
====================================================================================================================================
Donald C. Burke               Vice        1993 to   First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011                 President   present   since 1999; Senior Vice President and Treasurer of Princeton Services since
Princeton, NJ 08543-9011      and         and       1999; Vice President of FAMD since 1999; Director of MLIM Taxation
Age: 42                       Treasurer   1999 to   since 1990.
                                          present
------------------------------------------------------------------------------------------------------------------------------------
Kenneth A. Jacob              Senior      2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011                 Vice        present   of MLIM from 1997 to 2000.
Princeton, NJ 08543-9011      President
Age: 51
------------------------------------------------------------------------------------------------------------------------------------
John M. Loffredo              Senior      2002 to   Managing Director of MLIM since 2000; Director (Tax-Exempt Fixed Income)
P.O. Box 9011                 Vice        present   of MLIM from 1998 to 2000.
Princeton, NJ 08543-9011      President
Age: 39
------------------------------------------------------------------------------------------------------------------------------------

CMA MASSACHUSETTS MUNICIPAL MONEY FUND
OFFICERS AND TRUSTEES (CONCLUDED)
--------------------------------------------------------------------------------

                             Position(s)  Length
                                Held      of Time
Name, Address & Age           with Fund   Served*   Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers (concluded)
====================================================================================================================================
Phillip S. Gillespie          Secretary   2000 to   First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM from
P.O. Box 9011                             present   2000 to 2001; Vice President of MLIM from 1999 to 2000 and Attorney associated
Princeton, NJ 08543-9011                            with MLIM since 1998; Assistant General Counsel of Chancellor LGT Asset
Age: 39                                             Management, Inc. from 1997 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
* Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210+

+ For inquiries regarding
  your CMA account, call
  800-CMA-INFO or
  800-262-4636.

[LOGO] Merrill Lynch Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

CMA Massachusetts Municipal Money Fund
of CMA Multi-State Municipal Series Trust
Box 9011
Princeton, NJ
08543-9011

[RECYCLED LOGO] Printed on post-consumer recycled paper             #11283--3/03

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CMA Massachusetts Municipal Money Fund


By: /s/ Terry K. Glenn
    --------------------------------------
    Terry K. Glenn,
    President of
    CMA Massachusetts Municipal Money Fund

Date: May 21, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    --------------------------------------
    Terry K. Glenn,
    President of
    CMA Massachusetts Municipal Money Fund

Date: May 21, 2003


By: /s/ Donald C. Burke
    --------------------------------------
    Donald C. Burke,
    Chief Financial Officer of
    CMA Massachusetts Municipal Money Fund

Date: May 21, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.